UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED IN THE FORM 13F
FILED ON FEBRUARY 14, 2001 PURSUANT TO A REQuEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON THE DATES INDICATED IN THE TABLES BELOW.


Report for the Calendar Year or Quarter Ended:	December 31, 2000

Check here if Amendment { X }; Amendment Number: __1__
      This Amendment (Check only one.):  {   } is a restatement.
                                         { X } adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D. Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:



  /s/ Serena D. Moe                New York, New York           April 5, 2004

  Report Type (Check only one.):

  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

  Report Summary:

  Number of Other Included Managers:  			     5
  Form 13F Information Table Entry Total:                   82
  Form 13F Information Table Value Total:        $ 920,714,000

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   	Name


   2   28-1876              	Associated Madison Companies, Inc.
  17   28-5154              	Citigroup Insurance Holding Corporation
                            	(f/k/a PFS Services, Inc.)
  35   28-1299              	The Travelers Insurance Company
  36   28-4152          	Travelers Property Casualty Corp.
				(f/k/a The Travelers Insurance Group Inc.)
  38   28-6022              	Tribeca Management LLC


                                     FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2000:
                          POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2001

                                                   FAIR
                                TITLE              MARKET  SHARES OR  INVESTMENT                     VOTING
                                 OF                VALUE   PRINCIPAL  DISCRETION                    AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP     (000)   AMOUNT    SOLE SHARED   MANAGERS      SOLE SHARED  NONE
             (1)                 (2)      (3)       (4)      (5)         (6)          (7)              (8)
                                                                     (A) (B) (C)                 (A)   (B)    (C)
------------------------------  ----- 	---------  ------- --------- -----------  -------------- ---- ------ -------
ACCORD NETWORKS			EQU	M01690102      598   73,000	  X	   2,17,35,36,38	       73,000
AT&T CANADA INC			EQU	00207Q202    1,508   52,000	  X	   2,17,35,36,38	       52,000
ABOUT.COM INC			EQU	003736105    5,732  215,300	  X	   2,17,35,36,38	      215,300
ACNIELSEN CORP			EQU	004833109   12,753  350,000	  X	   2,17,35,36,38	      350,000
ACTIVE VOICE CORP		EQU	004938106    9,273  471,000	  X	   2,17,35,36,38	      471,000
AVIS GROUP HOLDINGS INC		EQU	053790101    6,500  200,000	  X	   2,17,35,36,38	      200,000
BINDLEY WESTERN INDUSTRY INC	EQU	090324104    6,122  150,000	  X	   2,17,35,36,38	      150,000
BIOCHEM PHARMA INC		EQU	09058T108    1,578   50,000	  X	   2,17,35,36,38	       50,000
CASCADE CORP			EQU	147195101    1,930  119,700	  X	   2,17,35,36,38	      119,700
CENTURY SOUTH BKS INC		EQU	156683104    3,263  100,000	  X	   2,17,35,36,38	      100,000
CHRIS CRAFT INDUSTRIES INC	EQU	170520100   13,500  200,000	  X	   2,17,35,36,38	      200,000
CONCORD PACIFIC GROUP INC	EQU	205936107	79  138,451	  X	   2,17,35,36,38	      138,451
GEORGIA PAC CORP COM TIMBER	EQU	373298702    7,594  250,000	  X	   2,17,35,36,38	      250,000
GREAT PLAINS SOFTWARE INC	EQU	39119E105   11,703  250,000	  X	   2,17,35,36,38	      250,000
HARCOURT GENERAL INC		EQU	41163G101    7,113  125,000	  X	   2,17,35,36,38	      125,000
HERTZ CORP CL A			EQU	428040109    1,700   50,000	  X	   2,17,35,36,38	       50,000
HONEYWELL INTL INC		EQU	438516106    4,646  105,000	  X	   2,17,35,36,38	      105,000
IBP INC				EQU	449223106    4,200  150,000	  X	   2,17,35,36,38	      150,000
IMPERIAL BANCORP		EQU	452556103   10,525  400,000	  X	   2,17,35,36,38              400,000
INFINITY BROADCASTING CORP NEW	EQU	45662S102   15,900  600,000	  X	   2,17,35,36,38	      600,000
INTERMEDIA COMMUNICATION INC	EQU	458801107    1,656  200,000	  X	   2,17,35,36,38	      200,000
IPALCO ENTERPRISES INC		EQU	462613100    9,625  400,000	  X	   2,17,35,36,38	      400,000
KEEBLER FOODS CO		EQU	487256109   18,575  446,900	  X	   2,17,35,36,38	      446,900
MACKENZIE FINANCIAL CORP	EQU	554531103    1,775  100,000	  X	   2,17,35,36,38	      100,000
M S CARRIERS INC		EQU	553533100    2,012   61,800	  X	   2,17,35,36,38	       61,800
PROFESSIONAL GROUP INC (NEW)	EQU	742954100    3,016  125,000	  X	   2,17,35,36,38	      125,000
QUORUM HEALTH GROUP INC		EQU	749084109    3,860  250,000	  X	   2,17,35,36,38	      250,000
SDL INC				EQU	784076101    4,854   35,000	  X	   2,17,35,36,38	       35,000
SILICON VALLEY GROUP INC	EQU	827066101    8,055  305,400	  X	   2,17,35,36,38	      305,400
SUMMIT BANCORP			EQU	866005101   14,156  375,000	  X	   2,17,35,36,38	      375,000
TEXACO INC			EQU	881694103    6,281  100,000	  X	   2,17,35,36,38	      100,000
US BANCORP DEL			EQU	902973106    1,456   50,300	  X	   2,17,35,36,38	       50,300
UNION CARBIDE CORP		EQU	905581104    5,100  100,000	  X	   2,17,35,36,38	      100,000
VOICESTREAM WIRELESS CORP	EQU	928615103   14,140  140,000	  X	   2,17,35,36,38	      140,000
WILLAMETTE INDUSTRIES INC	EQU	969133107    2,313   50,000	  X	   2,17,35,36,38	       50,000

TOTAL					           223,091




                                   FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2000:
                           POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2002

                                                   FAIR
                                TITLE              MARKET     SHARES OR   INVESTMENT                        VOTING
                                 OF                VALUE      PRINCIPAL   DISCRETION                       AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP     (000)      AMOUNT      SOLE SHARED     MANAGERS      SOLE SHARED  NONE
             (1)                (2)       (3)       (4)        (5)            (6)            (7)              (8)
                                                                         (A)  (B) (C)                   (A)   (B)    (C)
------------------------------ 	----- 	---------  --------- ----------  -------------   -------------- ---- ------ -----------
GLOBAL CROSSING CONV PFD	EQU	G3921A126     1,915       38,200       X          2,17,35,36,38		         38,200
GLOBAL CROSSING LTD 6.75%	EQU	G3921A134    15,212      105,000       X	  2,17,35,36,38                 105,000
LORAL SPACE & COMMNS 6%		EQU	G56462149     5,041      400,000       X          2,17,35,36,38                 400,000
AFFYMETRIX INC CONV		COR     00826TAB4    38,583   31,400,000       X          2,17,35,36,38              31,400,000
AKAMAI TECHNOLOGIES INC		COR     00971TAA9    11,447   27,500,000       X          2,17,35,36,38              27,500,000
ALLERGAN CONV ZERO CPN		COR     018490AB8     8,085   12,000,000       X          2,17,35,36,38              12,000,000
ALLIED RISER COMMUNICATIONS	COR     019496AA6     2,060    8,000,000       X          2,17,35,36,38               8,000,000
AMERITRADE HLD INC 5.34% CONV 	COR     03072HAB5     3,740    8,000,000       X          2,17,35,36,38               8,000,000
CV THERAPEUTICS			COR     126667AA2    18,302   15,494,000       X          2,17,35,36,38              15,494,000
CHARTER COMM INC CONV		COR     16117MAA5    31,831   27,500,000       X          2,17,35,36,38              27,500,000
CITRIX SYSTEMS INC SUB DEB	COR     177376AB6     8,970   23,000,000       X          2,17,35,36,38              23,000,000
COR THERAPEUTICS INC CV		COR     217753AC6     5,344    5,000,000       X          2,17,35,36,38               5,000,000
CURAGEN CORP CONV		COR     23126RAA9    11,430   17,825,000       X          2,17,35,36,38              17,825,000
DIAMOND OFFSHORE DRILLING INC 	COR     25271CAB8     2,020    4,000,000       X          2,17,35,36,38               4,000,000
DIGITAL IS INC DEL		COR     25385NAA9       148      700,000       X          2,17,35,36,38                 700,000
E TRADE GROUP			COR     269246AA2     9,197   17,190,000       X          2,17,35,36,38              17,190,000
E TRADE GROUP 			COR     269246AB0    23,973   44,810,000       X          2,17,35,36,38              44,810,000
EMCOR GROUP INC CV SUB NOTES 	COR     29084QAC4     3,071    3,000,000       X          2,17,35,36,38               3,000,000
GPU INC 			EQU 	36225X100     7,288   	 200,000       X          2,17,35,36,38	                200,000
GENERAL SEMICONDUCTOR INC CV 	COR     370787AB9     4,681    7,000,000       X          2,17,35,36,38               7,000,000
HUMAN GENOME CONV		COR     444903AF5     6,916    5,500,000       X          2,17,35,36,38               5,500,000
IMCLONE SYS INC CV		COR     45245WAD1    19,663   22,000,000       X          2,17,35,36,38              22,000,000
INHALE THERAPEUTICS INC CONV 	COR     457191AG9     2,050    2,000,000       X          2,17,35,36,38               2,000,000
INTERLIANT INC CONV		COR     458742AA1     3,044    9,740,000       X          2,17,35,36,38               9,740,000
INTL RECTIFIER CONV		COR     460254AD7    10,965   17,000,000       X          2,17,35,36,38              17,000,000
MANUGISTICS GROUP INC CONV	COR     565011AA1    13,050   10,000,000       X          2,17,35,36,38              10,000,000
NETWORK PLUS CONV PFD 7.50%	EQU     64122D605       350       50,000       X          2,17,35,36,38                  50,000
ONI SYSTEMS CORP CONV BD	COR     68273FAA1     1,238    2,000,000       X          2,17,35,36,38               2,000,000
PEREGRINE SYS CONV		COR     71366QAA9     6,624    7,000,000       X          2,17,35,36,38               7,000,000
PERKINELMER INC CONV		COR     714046AA7    54,347   82,500,000       X          2,17,35,36,38              82,500,000
QUANTUM CORP DEL CV		COR     747906AC9     3,522    4,650,000       X          2,17,35,36,38               4,650,000
RF MICRO DEVICES INC CONV	COR     749941AA8    13,934   17,500,000       X          2,17,35,36,38              17,500,000
REDBACK NETWORKS INC CV		COR     757209AA9     6,269   11,800,000       X          2,17,35,36,38              11,800,000
REDBACK NETWORKS INC CV		COR     757209AB7    33,044   62,200,000       X          2,17,35,36,38              62,200,000
SANMINA CORP CV ZERO CPN	COR     800907AC1    27,000   75,000,000       X          2,17,35,36,38              75,000,000
SEMTECH CORP CONV -REG-		COR     816850AD3    16,479   23,500,000       X          2,17,35,36,38              23,500,000
SEPRACOR INC CONV		COR     817315AL8    52,130   52,000,000       X          2,17,35,36,38              52,000,000
SOLECTRON CORP CONV 		COR     834182AL1    46,725   89,000,000       X          2,17,35,36,38              89,000,000
TELEFONOS DE MEXICO SA DE 	COR     879403AD5     4,320    4,000,000       X          2,17,35,36,38               4,000,000
TERAYON COMMUNICATIONS SYSTEMS 	COR     880775AA9     6,654   31,500,000       X          2,17,35,36,38              31,500,000
TRANSWITCH CORP CV-RULE 144A	COR	894065AA9    13,631   17,200,000       X	  2,17,35,36,38		     17,200,000
TRIQUINT SEMICON CONV SUB NTS	COR	89674KAB9     5,804    7,056,000       X	  2,17,35,36,38		      7,056,000
TYCO INTL CONV			COR	902124AA4   115,115  154,000,000       X	  2,17,35,36,38		    154,000,000
USTINTERNETWORKING INV CV SUB	COR	917311AH5    12,844   25,000,000       X	  2,17,35,36,38		     25,000,000
VENTRO CORP CV			COR	922815AA3     2,126   15,750,000       X	  2,17,35,36,38		     15,750,000
VIMPELCOM CONV			COR	927185AA6     5,963    7,500,000       X	  2,17,35,36,38		      7,500,000
VITESSE SEMICONDUCTOR CV	COR	928497AB2     1,478    2,000,000       X	  2,17,35,36,38		      2,000,000

TOTAL                                               697,623

